ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	6 Months Ended
Mar. 31, 2022
Accrued Liabilities, Current [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

7. ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

	September 30, 2021	March 31, 2022
Due to a rental service company (1)	603,884	589,176
Tenant deposits	102,355	104,713
Payable to a constructor for leasehold improvements (2)	62,498	—
Other tax payable	67,491	67,741
Interest payable	106,439	154,352
Accrued utilities	25,503	28,494
Operation service payable	35,514	35,686
Accrued payroll and welfare	4,471	4,444
Others	16,727	16,604
	1,024,882	1,001,210

(1)

As of September 30, 2021 and March 31, 2022, the balance of due to a rental service company primarily represented

a) the rental deposits and prepaid rental fee collected from tenants. The rental deposits and prepaid rental fee belonged to the rental service company, for which the Group provided apartment operation services since April 2020, and

b) Capital lease payable and other financing payables due to the rental service company. The Group started to cooperate with a rental service company to source and renovate apartments since August 2018. For certain identified newly sourced apartments, the rental service company reimburses the Group for costs incurred for the renovation. The Group then makes payments to the rental service company in instalments equal to the reimbursed renovation costs plus interest and tax over a period of five years. At the end of the five-year period, the ownership of the renovation will be transferred to the Group. The Group accounts for this arrangement with the rental service company as a capital lease. The Group terminated cooperation with the rental service company, and the Group reclassified the capital lease payable and other financing payable to the account of “Due to a rental service company”.

(2)

During the six months ended March 31, 2022, the constructor claimed debts with the Court (Note 3), which allocated the proceeds to the constructor. As of March 31, 2022, the Company had no outstanding balance due to the constructor.